23. Other Liabilities and Other Deferred Income (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Liabilities And Other Deferred Income Details Abstract
Other deferred income	$ 290,786	$ 306,055	$ 301,800
Other liabilities	2,049	2,797	0
Total other liabilities and other deferred income	$ 292,835	$ 308,852	$ 301,800